LONG-TERM INVESTMENTS (Schedule of Balance Sheet Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Total current assets	$ 261,425	$ 247,665
Total Assets	343,867	361,468
Total current liabilities	104,052	87,610
Liabilities	104,432	91,410
Net revenues	286,742	270,624	230,505
Net income (loss)	(32,241)	(12,680)	(7,583)
BEMC [Member]
Schedule of Equity Method Investments [Line Items]
Total current assets	7,919	4,832
Total Assets	7,945	4,877
Total current liabilities	3,736	1,510
Liabilities	3,736	1,510
Net revenues	14,007	11,224
Net income (loss)	801	526
Income from equity method investments			290
Shibo Movie and Xinghe Union [Member]
Schedule of Equity Method Investments [Line Items]
Total current assets	2,629
Total Assets	2,667
Total current liabilities	236
Liabilities	236
Net revenues
Net income (loss)	(771)
Guangxi Dingyuan [Member]
Schedule of Equity Method Investments [Line Items]
Total current assets	1,607
Total Assets	1,789
Total current liabilities	144
Liabilities	144
Net revenues	1,045
Net income (loss)	$ 40